Annual Fund Operating Expenses - Segall Bryant & Hamill Emerging Markets Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[2]
Component2 Other Expenses	0.95%
Other Expenses (as a percentage of Assets):	1.20%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.96%)	[3]
Net Expenses (as a percentage of Assets)	0.99%	[3]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[2]
Component2 Other Expenses	0.68%
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.69%)	[3]
Net Expenses (as a percentage of Assets)	0.84%	[3]

[1]	Effective June 30, 2026, Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management) (“SBH” or the “Adviser”), the Fund’s investment adviser, has agreed to contractually reduce its management fee of 0.90% for all share classes of the Fund so that the management fee for all share classes of the Fund is 0.75%.
[2]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. The amount listed represents the maximum fee that the Fund may pay. Actual Shareholder Service Fees for the fiscal year ended December 31, 2025 were 0.22% and 0.06% for the Retail Class and Institutional Class, respectively. Refer to the “Shareholder Service Fee” section in the prospectus.
[3]	The Adviser has contractually agreed until at least April 30, 2028, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.